Statements of Shareholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2020	Oct. 02, 2020	Aug. 12, 2019
IPO
Warrant price per share	$ 11.50
Private Placement
Number of warrants sold to sponsor		7,333,333
Warrant price per share		$ 1.50
Class F Ordinary Shares | Ordinary Shares
Sale of stock price per share			$ 0.001
Class A Ordinary Shares
Temporary equity, shares issued	42,953,401
Ordinary shares redemption per share	$ 10.00
Class A Ordinary Shares | Ordinary Shares
Temporary equity, shares issued	42,953,401
Ordinary shares redemption per share	$ 10.00
Class A Ordinary Shares | Ordinary Shares | IPO
Sale of stock price per share		$ 10.00